PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
PARENT ONLY FINANCIAL INFORMATION

24. PARENT ONLY FINANCIAL INFORMATION

The following condensed parent company financial information of Cloopen Group Holding Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. As of December 31, 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Cloopen Group Holding Limited, except for those, which have been separately disclosed in the consolidated financial statements.

(a) Condensed Balance Sheets

	December 31,
	2021	2022
	RMB	RMB
Assets
Current assets
Cash	35,660	64,344
Term deposits	1,342,085	713,872
Short-term investments	127,514	62,681
Other current assets	7,556	13
Total current assets	1,512,815	840,910
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries	850,554	857,362
Total non-current asset	850,554	857,362
Total assets	2,363,369	1,698,272
Liabilities
Current liabilities
Accrued expenses and other current liabilities…	57,033	135,054
Total current liabilities	57,033	135,054
Total liabilities	57,033	135,054
Shareholders’ equity:
Class A Ordinary Shares	192	193
Class B Ordinary Shares	17	17
Additional paid-in capital	11,066,975	11,184,360
Treasury stock	(81,638)	(120,899)
Accumulated other comprehensive loss	(232,268)	(78,613)
Accumulated deficit	(8,446,942)	(9,421,840)
Total shareholders’ equity	2,306,336	1,563,218
Total liabilities and shareholders’ equity	2,363,369	1,698,272

(b) Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Total operating expenses	(120,031)	(280,773)	(238,074)
Change in fair value of warrant liabilities	(61,465)	(29,011)	-
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries	(243,736)	(594,075)	(736,824)
Loss before income taxes	(425,232)	(903,859)	(974,898)
Income tax expense	-	-	-
Net loss	(425,232)	(903,859)	(974,898)
Accretion and modification of Redeemable Convertible Preferred Shares	(1,139,108)	(4,878,652)	-
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	(14,729)	-	-
Net loss attributable to ordinary shareholders	(1,579,069)	(5,782,511)	(974,898)

(c) Condensed Statements of Cash Flows

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash used in operating activities	(1,574)	(13,099)	(290,137)
Net cash used in investing activities	(438,055)	(1,397,584)	(335,194)
Net cash provided by/ (used in) financing activities	602,202	2,685,674	(47,474)
Effect of foreign currency exchange rate changes on cash	(1,434)	(58,740)	73,275
Net increase/(decrease) in cash	161,139	1,216,251	(599,530)
Cash at the beginning of the year	355	161,494	1,377,745
Cash at the end of the year	161,494	1,377,745	778,215